INITIAL PUBLIC OFFERING	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Golden Star Acquisition Corporation [Member]
INITIAL PUBLIC OFFERING

NOTE 3. INITIAL PUBLIC OFFERING

On May 4, 2023, the Company sold 6,900,000 Units (including the issuance of 900,000 Units as a result of the underwriter’s full exercise of the over-allotment) at a price of $10.00 per Unit, generating gross proceeds of $69,000,000 related to the IPO. Each Unit consists of one Ordinary Share and one right to receive two-tenths (2/10) of an Ordinary Share upon the consummation of an Initial Business Combination. Each five rights entitle the holder thereof to receive one Ordinary Share at the closing of a Business Combination. No fractional shares will be issued.

As of September 30, 2024, 4,397,979 ordinary shares of the Company have been redeemed from the Trust Account for a total of $47,346,935.

The ordinary shares reflected in the balance sheet as of September 30, 2024 are reconciled in the following table:

Gross proceeds from Public Shares	$69,000,000
Less:
Proceeds allocated to public rights	(13,059,498)
Allocation of offering costs related to ordinary shares	(3,042,588)
Redemption of public shares	(47,346,935)
Plus:
Accretion of carrying value to redemption value	17,720,290
Subsequent measurement of ordinary shares subject to possible redemption (interest and dividends earned on trust account)	4,552,623
Ordinary shares subject to possible redemption (plus any interest and dividends earned on the Trust Account)	$27,823,892

NOTE 4. INITIAL PUBLIC OFFERING

On May 4, 2023, the Company sold 6,900,000 Units (including the issuance of 900,000 Units as a result of the underwriter’s full exercise of the over-allotment) at a price of $10.00 per Unit, generating gross proceeds of $69,000,000 related to the IPO. Each Unit consists of one Ordinary Share and one right to receive two-tenths (2/10) of an Ordinary Share upon the consummation of an Initial Business Combination. Each five rights entitle the holder thereof to receive one Ordinary Share at the closing of a Business Combination. No fractional shares will be issued.

At December 31, 2023, the ordinary shares reflected in the balance sheet are reconciled in the following table:

Gross proceeds from Public Shares	$69,000,000
Less:
Proceeds allocated to public rights	(13,059,498)
Allocation of offering costs related to ordinary shares	(3,042,588)
Plus:
Accretion of carrying value to redemption value	16,792,086
Subsequent measurement of ordinary shares subject to possible redemption (interest and dividends earned on Trust Account)	2,357,323
Ordinary shares subject to possible redemption (plus any interest and dividends earned on the Trust Account)	$72,047,323